Other current liabilities - Other creditors and accured liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current liabilities
Directors' salaries	€ 196,000	€ 146,000	€ 202,000
Deferred income	178,000	178,000	175,000
Other	4,000	4,000	4,000
Total other creditors and accrued liabilities	378,000	328,000	381,000
Decrease (increase) in trade payables	1,328,000	€ 665,000	(380,000)
Proceeds from government grants			202,000
BIO 201
Current liabilities
Deferred income	178,000
Decrease (increase) in trade payables	€ 380,000
Proceeds from government grants			€ 202,000